Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2022
Disclosure Of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
4.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a.	Statement of compliance
The condensed consolidated financial statements have been prepared in accordance with IAS 34 “
Interim Financial Reporting
”.

b.	Basis of preparation
The condensed consolidated financial statements have been prepared on the historical cost basis except for financial instruments and other payable arising from cash-settled share-based payment arrangements which are measured at fair value.

c.	Basis of consolidation
The condensed consolidated financial statements include the financial statements of the ASLAN Cayman and entities controlled by ASLAN Cayman (its subsidiaries). When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with those used by the Company.
All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between the members of the Company are eliminated on consolidation.

d.	Other significant accounting policies
The accounting policies applied in these condensed consolidated financial statements are the same as those applied in the Company’s consolidated financial statements as of and for the year ended December 31, 2021.